Cash Flow Information - Interest and Income Taxes Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Supplemental Cash Flow Information [Abstract]
Interest paid during the year	$ 75	$ 75	$ 29
Income taxes paid during the year	30	59	131
Proceeds from Income Tax Refunds	$ 172	$ 425	$ 1,447